Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Noncontrolling Interest [Member] USD ($)	Common Stock [Member] USD ($)	Common Class A [Member] USD ($)	Common Class B [Member]	Additional Paid In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] USD ($)
Balance at Dec. 31, 2008	$ 3,543,823	$ 211,813	$ 3,557			$ 6,676,714	$ (3,018,637)	$ (329,580)	$ (44)
Balance, shares at Dec. 31, 2008				40,705,638	315,000,000
Net income (loss)	(872,535)	(4,346)					(868,189)
Exercise of stock options and other	(110)			135,913					(110)
Acquisitions	(13,100)	(3,380)				(9,720)
Share-based payments	12,104					12,104
Other	(28,258)	(18,407)				(9,851)
Other comprehensive income (loss)	119,453	8,050						111,403
Balance at Dec. 31, 2009	2,761,377	193,730	3,557			6,669,247	(3,886,826)	(218,177)	(154)
Balance, shares at Dec. 31, 2009				40,841,551	315,000,000
Net income (loss)	(76,417)	11,106					(87,523)
Exercise of stock options and other	(500)		1	45,372					(501)
Share-based payments	12,337					12,337
Other	(7,097)	(2,659)				(4,438)
Other comprehensive income (loss)	18,355	7,617						10,738
Balance at Dec. 31, 2010	2,708,055	209,794	3,558			6,677,146	(3,974,349)	(207,439)	(655)
Balance, shares at Dec. 31, 2010				40,886,923	315,000,000
Net income (loss)	63,219	20,273					42,946
Exercise of stock options and other	(312)		3	251,812					(315)
Share-based payments	10,913					10,913
Other	(10,800)	(7,455)				(3,562)		217
Other comprehensive income (loss)	(30,848)	8,918						(39,766)
Balance at Dec. 31, 2011	$ 2,740,227	$ 231,530	$ 3,561			$ 6,684,497	$ (3,931,403)	$ (246,988)	$ (970)
Balance, shares at Dec. 31, 2011				41,138,735	315,000,000